SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Schedule of fair value of the options granted, estimated on the date of grant using the option-pricing models with assistance from Marsh, an independent valuation firm, with assumptions used
	Years ended December 31,
	2012	2013	2014
	Using Black- Scholes model	Using binomial model	Using binomial model
Risk-free interest rate	1.28~1.93%	2.0~2.9%	2.6%
Volatility	53%~64%	55%~57%	54%
Expected term (in years)	5.96~6.08	10	10
Exercise price	$1.10~$2.03	$0.01~$1.087	$1.097
Dividend yield	-	-	-

Summary of information with respect to share options outstanding
	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted	Weighted
		average	average	average		average	average	average
	Number	remaining	exercise	intrinsic	Number of	remaining	exercise	intrinsic
Range of exercise prices	outstanding	contractual life	price	value	exercisable	contractual life	price	value

$0.08~$0.18	8,606,881	5.46	$0.10	$6,303	8,315,816	5.37	$0.11	$6,062
$0.2~$0.3	1,043,880	1.79	$0.23	$635	1,043,871	1.79	$0.23	$635
$0.35~$0.38	1,068,502	2.78	$0.36	$513	1,068,492	2.78	$0.36	$513
$0.873~$1.2	107,128,743	8.70	$0.87	$-	23,722,206	7.26	$0.87	$-
	117,848,006			$7,451	34,150,385			$7,210

Summary of the activity of the stock options granted
		Weighted	Weighted
		average	average
		exercise	grant date
	Number of shares	price	fair value

Balance, January 1, 2013	70,502,943	$0.71
Granted	27,912,500	$0.57	1.11
Exercised	(18,583,733)	$0.22	0.14
Forfeited	(8,852,585)	$0.85	0.92
Balance, December 31, 2013	70,979,125	$0.77	0.86
Granted	69,593,691	$0.87	0.55
Exercised	(7,477,739)	$0.32	0.24
Forfeited	(15,247,071)	$0.52	1.13
Balance, December 31, 2014	117,848,006	$0.81	0.68
Exercisable, December 31, 2014	34,150,385	$0.65
Expected to vest, December 31, 2014	83,697,621	$0.87

Summary of the nonvested restricted shares activity
	Weighted	Weighted
	number of	average fair value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates

Outstanding as of December 31, 2012	2,566,776	1.11
Granted	168,000	0.98
Vested	(887,799)	1.11
Forfeited	(82,827)	1.10
Outstanding as of December 31, 2013	1,764,150	1.10
Granted	9,257,535	1.10
Vested	(3,314,997)	1.09
Forfeited	(1,993,695)	1.10
Outstanding as of December 31, 2014	5,712,993	1.10

Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses and loss from the operations of the discontinued operations
	Years ended December 31,
	2012	2013	2014

Gross amount:
Cost of revenues	$-	$184	$83
Selling and marketing	356	155	201
Research and development	1,511	889	1,072
General and administrative	7,820	13,306	19,513
	9,687	14,534	20,869
Expense from the discontinued operations	1,210	1,604	2,735
Total share-based compensation expense	$10,897	$16,138	$23,604